Note 1 - Nature of the Business and Basis of Preparation (Details Textual) - USD ($)		1 Months Ended		9 Months Ended		16 Months Ended
	Jun. 18, 2020	Jul. 31, 2020	Jun. 30, 2020	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020
Proceeds from Issuance of Common Stock				$ 31,933,000	$ 44,957,000
Public Offering [Member]
Stock Issued During Period, Shares, New Issues (in shares)			2,219,500
Shares Issued, Price Per Share (in dollars per share)			$ 13
Proceeds from Issuance of Common Stock, Net			$ 28,854,000
Private Placement [Member]
Proceeds from Issuance of Common Stock		$ 5,000,000
Stock Issued During Period, Shares, New Issues (in shares)	384,615
Shares Issued, Price Per Share (in dollars per share)	$ 13
Jefferies [Member]
Proceeds from Issuance of Common Stock						$ 13,185
Stock Issued During Period, Shares, New Issues (in shares)						630,228